Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding the Bank’s loans and acceptances as at April 30, 2023 and October 31, 2022.
Loans and Acceptances

(millions of Canadian dollars)	As at
	April 30, 2023	October 31, 2022
Residential mortgages	$300,255	$293,924
Consumer instalment and other personal	207,610	206,152
Credit card	36,508	36,010

Business and government	311,889	301,389

	856,262	837,475
Customers’ liability under acceptances	19,558	19,733

Loans at FVOCI (Note 4)	1,990	2,353

Total loans and acceptances	877,810	859,561

Total allowance for loan losses	6,644	6,432

Total loans and acceptances, net of allowance	$871,166	$853,129

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at
	April 30, 2023	October 31, 2022
Loans at amortized cost	$311,889	$301,389
Customers’ liability under acceptances	19,558	19,733

Loans at FVOCI (Note 4)	1,990	2,353

Loans and acceptances	333,437	323,475

Allowance for loan and acceptances losses	2,791	2,739

Loans and acceptances, net of allowance	$330,646	$320,736

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following table provides the gross carrying amounts of loans, acceptances and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	April 30, 2023					October 31, 2022
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages 1,2,3
Low Risk	$212,140	$113	$	n/a	$212,253	$208,450	$59	$	n/a	$208,509
Normal Risk	65,620	9,773		n/a	75,393	67,280	6,767		n/a	74,047
Medium Risk	407	9,034		n/a	9,441	418	8,132		n/a	8,550
High Risk	5	2,488		312	2,805	10	2,096		350	2,456

Default	n/a	n/a		363	363	n/a	n/a		362	362

Total loans	278,172	21,408		675	300,255	276,158	17,054		712	293,924

Allowance for loan losses	116	169		49	334	127	140		56	323

Loans, net of allowance	278,056	21,239		626	299,921	276,031	16,914		656	293,601
Consumer instalment and other personal 4
Low Risk	97,203	2,330		n/a	99,533	92,653	2,127		n/a	94,780
Normal Risk	56,770	12,194		n/a	68,964	61,508	13,799		n/a	75,307
Medium Risk	23,944	5,748		n/a	29,692	21,990	6,350		n/a	28,340
High Risk	3,498	5,185		308	8,991	2,202	4,793		335	7,330

Default	n/a	n/a		430	430	n/a	n/a		395	395

Total loans	181,415	25,457		738	207,610	178,353	27,069		730	206,152

Allowance for loan losses	638	870		170	1,678	619	850		154	1,623

Loans, net of allowance	180,777	24,587		568	205,932	177,734	26,219		576	204,529
Credit card
Low Risk	5,822	11		n/a	5,833	6,532	11		n/a	6,543
Normal Risk	10,544	126		n/a	10,670	10,760	137		n/a	10,897
Medium Risk	11,633	1,208		n/a	12,841	10,794	1,184		n/a	11,978
High Risk	2,549	4,205		320	7,074	2,590	3,653		265	6,508

Default	n/a	n/a		90	90	n/a	n/a		84	84

Total loans	30,548	5,550		410	36,508	30,676	4,985		349	36,010

Allowance for loan losses	686	874		281	1,841	685	855		207	1,747

Loans, net of allowance	29,862	4,676		129	34,667	29,991	4,130		142	34,263
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	156,111	166		n/a	156,277	144,994	596		n/a	145,590
Non-investment grade or Medium Risk	155,832	10,132		n/a	165,964	156,749	10,057		n/a	166,806
Watch and classified or High Risk	549	9,711		73	10,333	507	9,745		83	10,335

Default	n/a	n/a		863	863	n/a	n/a		744	744

Total loans and acceptances	312,492	20,009		936	333,437	302,250	20,398		827	323,475

Allowance for loan and acceptances losses	1,111	1,321		359	2,791	1,091	1,304		344	2,739

Loans and acceptances, net of allowance	311,381	18,688		577	330,646	301,159	19,094		483	320,736
Total loans and acceptances 6	802,627	72,424		2,759	877,810	787,437	69,506		2,618	859,561

Total allowance for loan losses 6,7	2,551	3,234		859	6,644	2,522	3,149		761	6,432
Total loans and acceptances, net of allowance 6	$800,076	$69,190		$1,900	$871,166	$784,915	$66,357		$1,857	$853,129

1
Includes impaired loans with a balance of $112 million (October 31, 2022 – $110 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2
Excludes trading loans and
non-trading
loans at fair value through profit or loss (FVTPL) with a fair value of $15 billion (October 31, 2022 – $12 billion) and $4 billion (October 31, 2022 – $3 billion), respectively.

3	Includes insured mortgages of $75 billion (October 31, 2022 – $77 billion).
4	Includes Canadian government-insured real estate personal loans of $7 billion (October 31, 2022 – $9 billion).
5
Includes loans guaranteed by government agencies of $27 billion (October 31, 2022 – $28 billion), which are primarily reported in
Non-investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes acquired credit-impaired (ACI) loans of $100 million (October 31, 2022 – $115 million) and a related allowance for loan losses of $3 million (October 31, 2022 – $4 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2022 – nil).

Loans and Acceptances by Risk Ratings
(Continued)
–
Off-Balance
Sheet Credit Instruments
1

(millions of Canadian dollars)										As at
	April 30, 2023					October 31, 2022
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures 2
Low Risk	$250,247	$1,170	$	n/a	$251,417	$240,203	$1,174	$	n/a	$241,377
Normal Risk	90,104	1,227		n/a	91,331	87,113	1,178		n/a	88,291
Medium Risk	20,995	1,078		n/a	22,073	21,914	1,015		n/a	22,929
High Risk	1,310	1,315		–	2,625	1,272	1,374		–	2,646
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	252,622	–		n/a	252,622	229,592	–		n/a	229,592
Non-investment grade	91,809	3,445		n/a	95,254	84,301	3,642		n/a	87,943
Watch and classified	163	3,548		–	3,711	237	4,265		–	4,502

Default	n/a	n/a		104	104	n/a	n/a		116	116
Total off-balance sheet credit instruments	707,250	11,783		104	719,137	664,632	12,648		116	677,396
Allowance for off-balance sheet credit instruments	465	532		3	1,000	433	495		3	931
Total off-balance sheet credit instruments, net of allowance	$706,785	$11,251		$101	$718,137	$664,199	$12,153		$113	$676,465

1	Excludes mortgage commitments.
2	Includes $365 billion (October 31, 2022 – $352 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $60 billion (October 31, 2022 – $51 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on the Bank’s allowance for credit losses as at and for the three and six months ended April 30, 2023 and April 30, 2022, including allowance for off-balance
sheet instruments in the applicable categories.
Allowance for Credit Losses

(millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period
	For the three months ended
	April 30, 2023					April 30, 2022
Residential mortgages	$330	$4	$(3)	$3	$334	$250	$2	$2	$1	$255
Consumer instalment and other personal	1,753	183	(181)	11	1,766	1,592	113	(116)	6	1,595
Credit card	2,407	327	(283)	29	2,480	2,328	34	(163)	14	2,213

Business and government	2,987	86	(57)	48	3,064	2,971	(122)	(14)	12	2,847
Total allowance for loan losses, including off-balance sheet instruments	7,477	600	(524)	91	7,644	7,141	27	(291)	33	6,910
Debt securities at amortized cost	1	–	–	1	2	2	(1)	–	–	1

Debt securities at FVOCI	1	(1)	–	1	1	5	1	–	–	6
Total allowance for credit losses on debt securities	2	(1)	–	2	3	7	–	–	–	7
Total allowance for credit losses	$7,479	$599	$(524)	$93	$7,647	$7,148	$27	$(291)	$33	$6,917
Comprising:
Allowance for credit losses on loans at amortized cost	$6,492				$6,644	$6,239				$6,076
Allowance for credit losses on loans at FVOCI	–				–	–				–

Allowance for loan losses	6,492				6,644	6,239				6,076

Allowance for off-balance sheet instruments	985				1,000	902				834
Allowance for credit losses on debt securities	2				3	7				7

	For the six months ended
	April 30, 2023					April 30, 2022
Residential mortgages	$323	$16	$(4)	$(1)	$334	$261	$(8)	$–	$2	$255
Consumer instalment and other personal	1,704	445	(377)	(6)	1,766	1,649	165	(241)	22	1,595
Credit card	2,352	664	(528)	(8)	2,480	2,314	151	(307)	55	2,213

Business and government	2,984	165	(88)	3	3,064	3,022	(207)	(28)	60	2,847
Total allowance for loan losses, including off-balance sheet instruments	7,363	1,290	(997)	(12)	7,644	7,246	101	(576)	139	6,910
Debt securities at amortized cost	1	–	–	1	2	2	(1)	–	–	1

Debt securities at FVOCI	2	(1)	–	–	1	7	(1)	–	–	6
Total allowance for credit losses on debt securities	3	(1)	–	1	3	9	(2)	–	–	7
Total allowance for credit losses	$7,366	$1,289	$(997)	$(11)	$7,647	$7,255	$99	$(576)	$139	$6,917
Comprising:
Allowance for credit losses on loans at amortized cost	$6,432				$6,644	$6,390				$6,076
Allowance for credit losses on loans at FVOCI	–				–	–				–

Allowance for loan losses	6,432				6,644	6,390				6,076

Allowance for off-balance sheet instruments	931				1,000	856				834
Allowance for credit losses on debt securities	3				3	9				7

Summary of Allowance for Loan Losses
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the three months ended April 30, 2023 and April 30, 2022.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the three months ended
	April 30, 2023				April 30, 2022
	Stage 1	Stage 2	Stage 3 1	Total	Stage 1	Stage 2	Stage 3 1	Total
Residential Mortgages
Balance at beginning of period	$129	$150	$51	$330	$30	$175	$45	$250
Provision for credit losses
Transfer to Stage 1 2	21	(21)	–	–	56	(55)	(1)	–
Transfer to Stage 2	(8)	12	(4)	–	(3)	5	(2)	–
Transfer to Stage 3	(1)	(3)	4	–	–	(1)	1	–
Net remeasurement due to transfers into stage 3	(4)	5	–	1	(7)	2	–	(5)
New originations or purchases 4	8	n/a	n/a	8	12	n/a	n/a	12
Net repayments 5	(1)	(1)	–	(2)	(1)	(1)	–	(2)
Derecognition of financial assets (excluding disposals and write-offs) 6	(1)	(4)	(3)	(8)	(1)	(7)	(5)	(13)
Changes to risk, parameters, and models 7	(28)	30	3	5	43	(43)	10	10
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(3)	(3)	–	–	(1)	(1)
Recoveries	–	–	–	–	–	–	3	3

Foreign exchange and other adjustments	1	1	1	3	1	–	–	1

Balance at end of period	$116	$169	$49	$334	$130	$75	$50	$255
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$675	$916	$162	$1,753	$549	$883	$160	$1,592
Provision for credit losses
Transfer to Stage 1 2	136	(135)	(1)	–	190	(189)	(1)	–
Transfer to Stage 2	(48)	67	(19)	–	(47)	64	(17)	–
Transfer to Stage 3	(2)	(49)	51	–	(3)	(56)	59	–
Net remeasurement due to transfers into stage 3	(48)	49	3	4	(58)	53	2	(3)
New originations or purchases 4	99	n/a	n/a	99	65	n/a	n/a	65
Net repayments 5	(1)	(26)	(3)	(30)	(20)	(18)	(3)	(41)
Derecognition of financial assets (excluding disposals and write-offs) 6	(17)	(23)	(8)	(48)	(20)	(42)	(14)	(76)
Changes to risk, parameters, and models 7	(124)	117	165	158	(90)	173	85	168
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(254)	(254)	–	–	(192)	(192)
Recoveries	–	–	73	73	–	–	76	76

Foreign exchange and other adjustments	5	5	1	11	2	4	–	6
Balance, including off-balance sheet instruments, at end of period	675	921	170	1,766	568	872	155	1,595

Less: Allowance for off-balance sheet instruments 8	37	51	–	88	33	44	–	77

Balance at end of period	$638	$870	$170	$1,678	$535	$828	$155	$1,518
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$956	$1,198	$253	$2,407	$897	$1,269	$162	$2,328
Provision for credit losses
Transfer to Stage 1 2	270	(264)	(6)	–	373	(368)	(5)	–
Transfer to Stage 2	(76)	90	(14)	–	(68)	77	(9)	–
Transfer to Stage 3	(5)	(179)	184	–	(4)	(172)	176	–
Net remeasurement due to transfers into stage 3	(127)	121	5	(1)	(107)	104	5	2
New originations or purchases 4	46	n/a	n/a	46	38	n/a	n/a	38
Net repayments 5	34	(6)	15	43	(15)	(1)	5	(11)
Derecognition of financial assets (excluding disposals and write-offs) 6	(10)	(23)	(65)	(98)	(10)	(24)	(37)	(71)
Changes to risk, parameters, and models 7	(135)	284	188	337	(189)	225	40	76
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(357)	(357)	–	–	(241)	(241)
Recoveries	–	–	74	74	–	–	78	78

Foreign exchange and other adjustments	11	14	4	29	6	7	1	14
Balance, including off-balance sheet instruments, at end of period	964	1,235	281	2,480	921	1,117	175	2,213

Less: Allowance for off-balance sheet instruments 8	278	361	–	639	245	300	–	545

Balance at end of period	$686	$874	$281	$1,841	$676	$817	$175	$1,668

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the three months ended
	April 30, 2023					April 30, 2022
	Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,265	$1,356	$366		$2,987	$1,181	$1,471	$319		$2,971
Provision for credit losses
Transfer to Stage 1 3	122	(122)	–		–	122	(122)	–		–
Transfer to Stage 2	(124)	127	(3)		–	(84)	91	(7)		–
Transfer to Stage 3	(4)	(18)	22		–	–	(22)	22		–
Net remeasurement due to transfers into stage 3	(36)	27	–		(9)	(27)	15	–		(12)
New originations or purchases 3	265	n/a	n/a		265	222	n/a	n/a		222
Net repayments 3	28	(18)	(19)		(9)	13	(17)	(6)		(10)
Derecognition of financial assets (excluding disposals and write-offs) 3	(163)	(121)	(106)		(390)	(148)	(126)	(89)		(363)
Changes to risk, parameters, and models 3	(125)	192	162		229	(160)	96	105		41
Disposals	–	–	–		–	–	–	–		–
Write-offs	–	–	(65)		(65)	–	–	(28)		(28)
Recoveries	–	–	8		8	–	–	14		14

Foreign exchange and other adjustments	33	18	(3)		48	7	8	(3)		12
Balance, including off-balance sheet instruments, at end of period	1,261	1,441	362		3,064	1,126	1,394	327		2,847

Less: Allowance for off-balance sheet instruments 4	150	120	3		273	121	89	2		212

Balance at end of period	1,111	1,321	359		2,791	1,005	1,305	325		2,635
Total Allowance, including off-balance sheet instruments, at end of period	3,016	3,766	862		7,644	2,745	3,458	707		6,910

Less: Total Allowance for off-balance sheet instruments 4	465	532	3		1,000	399	433	2		834
Total Allowance for Loan Losses at end of period	$2,551	$3,234	$859		$6,644	$2,346	$3,025	$705		$6,076

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The following table provides details on the Bank’s allowance for loan losses by stage as at and for the six months ended April 30, 2023 and April 30, 2022.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the six months ended
	April 30, 2023				April 30, 2022
	Stage 1	Stage 2	Stage 3 1	Total	Stage 1	Stage 2	Stage 3 1	Total
Residential Mortgages
Balance at beginning of period	$127	$140	$56	$323	$35	$175	$51	$261
Provision for credit losses
Transfer to Stage 1 2	56	(55)	(1)	–	79	(78)	(1)	–
Transfer to Stage 2	(14)	23	(9)	–	(7)	12	(5)	–
Transfer to Stage 3	(1)	(8)	9	–	–	(5)	5	–
Net remeasurement due to transfers into stage 3	(11)	11	–	–	(11)	5	–	(6)
New originations or purchases 4	16	n/a	n/a	16	16	n/a	n/a	16
Net repayments 5	(2)	(2)	–	(4)	(2)	(2)	–	(4)
Derecognition of financial assets (excluding disposals and write-offs) 6	(2)	(8)	(6)	(16)	(2)	(11)	(16)	(29)
Changes to risk, parameters, and models 7	(52)	68	4	20	21	(22)	16	15
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(5)	(5)	–	–	(4)	(4)
Recoveries	–	–	1	1	–	–	4	4

Foreign exchange and other adjustments	(1)	–	–	(1)	1	1	–	2

Balance at end of period	$116	$169	$49	$334	$130	$75	$50	$255
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$654	$896	$154	$1,704	$550	$960	$139	$1,649
Provision for credit losses
Transfer to Stage 1 2	306	(303)	(3)	–	394	(392)	(2)	–
Transfer to Stage 2	(100)	137	(37)	–	(81)	109	(28)	–
Transfer to Stage 3	(4)	(95)	99	–	(4)	(109)	113	–
Net remeasurement due to transfers into stage 3	(101)	103	5	7	(108)	86	4	(18)
New originations or purchases 4	198	n/a	n/a	198	121	n/a	n/a	121
Net repayments 5	(23)	(44)	(6)	(73)	(40)	(38)	(6)	(84)
Derecognition of financial assets (excluding disposals and write-offs) 6	(35)	(47)	(17)	(99)	(42)	(90)	(27)	(159)
Changes to risk, parameters, and models 7	(218)	277	353	412	(229)	332	202	305
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(520)	(520)	–	–	(389)	(389)
Recoveries	–	–	143	143	–	–	148	148

Foreign exchange and other adjustments	(2)	(3)	(1)	(6)	7	14	1	22
Balance, including off-balance sheet instruments, at end of period	675	921	170	1,766	568	872	155	1,595

Less: Allowance for off-balance sheet instruments 8	37	51	–	88	33	44	–	77

Balance at end of period	$638	$870	$170	$1,678	$535	$828	$155	$1,518
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$954	$1,191	$207	$2,352	$878	$1,298	$138	$2,314
Provision for credit losses
Transfer to Stage 1 2	569	(558)	(11)	–	697	(688)	(9)	–
Transfer to Stage 2	(162)	188	(26)	–	(126)	143	(17)	–
Transfer to Stage 3	(10)	(343)	353	–	(10)	(319)	329	–
Net remeasurement due to transfers into stage 3	(266)	248	10	(8)	(203)	185	9	(9)
New originations or purchases 4	97	n/a	n/a	97	109	n/a	n/a	109
Net repayments 5	62	1	28	91	(5)	–	9	4
Derecognition of financial assets (excluding disposals and write-offs) 6	(22)	(41)	(111)	(174)	(33)	(75)	(72)	(180)
Changes to risk, parameters, and models 7	(255)	554	359	658	(408)	545	90	227
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(671)	(671)	–	–	(462)	(462)
Recoveries	–	–	143	143	–	–	155	155

Foreign exchange and other adjustments	(3)	(5)	–	(8)	22	28	5	55
Balance, including off-balance sheet instruments, at end of period	964	1,235	281	2,480	921	1,117	175	2,213

Less: Allowance for off-balance sheet instruments 8	278	361	–	639	245	300	–	545

Balance at end of period	$686	$874	$281	$1,841	$676	$817	$175	$1,668

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the six months ended
April 30, 2023	April 30, 2022
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,220	$1,417	$347	$2,984	$1,186	$1,526	$310	$3,022
Provision for credit losses
Transfer to Stage 1 3	222	(220)	(2)	–	209	(208)	(1)	–
Transfer to Stage 2	(283)	289	(6)	–	(183)	192	(9)	–
Transfer to Stage 3	(9)	(39)	48	–	(1)	(41)	42	–
Net remeasurement due to transfers into stage 3	(64)	51	–	(13)	(47)	31	–	(16)
New originations or purchases 3	597	n/a	n/a	597	478	n/a	n/a	478
Net repayments 3	32	(39)	(43)	(50)	17	(33)	(30)	(46)
Derecognition of financial assets (excluding disposals and write-offs) 3	(351)	(272)	(239)	(862)	(356)	(279)	(162)	(797)
Changes to risk, parameters, and models 3	(116)	256	353	493	(206)	171	209	174
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(108)	(108)	–	–	(54)	(54)
Recoveries	–	–	20	20	–	–	26	26
Foreign exchange and other adjustments	13	(2)	(8)	3	29	35	(4)	60
Balance, including off-balance sheet instruments, at end of period	1,261	1,441	362	3,064	1,126	1,394	327	2,847
Less: Allowance for off-balance sheet instruments 4	150	120	3	273	121	89	2	212
Balance at end of period	1,111	1,321	359	2,791	1,005	1,305	325	2,635
Total Allowance, including off-balance sheet instruments, at end of period	3,016	3,766	862	7,644	2,745	3,458	707	6,910
Less: Total Allowance for off-balance sheet instruments 4	465	532	3	1,000	399	433	2	834
Total Allowance for Loan Losses at end of period	$2,551	$3,234	$859	$6,644	$2,346	$3,025	$705	$6,076

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs

Macroeconomic Variables
					As at
					April 30, 2023
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q2 2023- Q1 2024 1	Remaining 4-year period 1	Average Q2 2023- Q1 2024 1	Remaining 4-year period 1	Average Q2 2023- Q1 2024 1	Remaining 4-year period 1
Unemployment rate
Canada	5.8%	6.1%	5.2%	5.7%	7.3%	6.8%
United States	3.8	4.2	3.6	3.9	5.6	5.1
Real GDP
Canada	0.4	1.5	1.0	1.6	(1.6)	2.0
United States	1.1	1.7	1.7	1.8	(1.3)	2.2
Home prices
Canada (average existing price) 2	(5.0)	3.0	(0.4)	3.1	(18.6)	7.0
United States (CoreLogic HPI) 3	(5.4)	1.0	(3.6)	1.7	(15.0)	3.8
Central bank policy interest rate
Canada	4.38	2.39	5.13	2.52	2.88	2.02
United States	5.13	2.75	5.38	2.77	3.13	2.27
U.S. 10-year treasury yield	3.60	3.01	3.94	3.07	3.11	2.94
U.S. 10-year BBB spread (%-pts)	2.03	1.80	1.85	1.72	2.82	2.02

Exchange rate (U.S. dollar/Canadian dollar)	$0.73	$0.79	$0.76	$0.80	$0.69	$0.74

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL	The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)		As at
	April 30, 2023	October 31, 2022
Probability-weighted ECLs	$6,782	$6,599

Base ECLs	6,303	6,095
Difference – in amount	$479	$504
Difference – in percentage	7.6%	8.3%

Schedule of Incremental Lifetime ECL Impact

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	April 30, 2023	October 31, 2022
Probability-weighted ECLs	$6,782	$6,599

All performing loans and off-balance sheet instruments using 12-month ECLs	5,000	4,819
Incremental lifetime ECLs impact	$1,782	$1,780

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1
(millions of Canadian dollars)						As at
	April 30, 2023			October 31, 2022
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$250	$89	$339	$230	$69	$299
Consumer instalment and other personal	680	258	938	668	204	872
Credit card	275	190	465	271	172	443

Business and government	192	182	374	654	162	816
Total	$1,397	$719	$2,116	$1,823	$607	$2,430

1	Includes loans that are measured at FVOCI.